Income taxes - Schedule of deferred tax assets (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax loss carried forward	¥ 1,003,286,365	¥ 581,481,841
Deductible temporary differences	37,326,947	62,849,372
Tax basis difference upon 2016 Restructuring	44,899,742	55,895,669
Allowance for credit loss	6,711,512	6,251,724
Total deferred tax assets	1,092,224,566	706,478,606
Less: valuation allowance	(1,092,224,566)	(706,478,606)	¥ (795,745,498)	¥ (606,708,962)
Net deferred tax assets